Note 5 - Reclamation Deposit	12 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Disclosure of reclamation deposit [text block]

5.         Reclamation deposit

On September 6, 2017, the Company paid $77,660 (US$62,659) for a reclamation bond to the Bureau of Land Management (“BLM”) with respect to the exploration trenching and drilling on the California Property (Note 4). This amount was determined by the BLM to be sufficient to meet all anticipated reclamation requirements.